Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

June 30, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 18.3%
Austria – 0.2%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	494	$508,841

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		22	24,335
Series 104 3.45%, 06/22/2042(a)		263	283,898
Series 106 3.40%, 06/22/2036(a)		19	21,078

			329,311

Canada – 2.5%
Canadian Government Bond 2.75%, 03/01/2030	CAD	1,128	790,236
2.75%, 09/01/2030		3,781	2,642,397
2.75%, 03/01/2031		4,960	3,457,928
2.75%, 12/01/2055		605	348,977

			7,239,538

China – 0.5%
China Government Bond Series INBK 1.61%, 02/15/2035	CNY	4,880	715,074
1.92%, 01/15/2055		2,310	315,069
2.11%, 08/25/2034		710	108,352
3.19%, 04/15/2053		1,170	204,061

			1,342,556

Colombia – 0.1%
Colombian TES Series B 12.00%, 03/13/2058	COP	371,700	107,240
12.50%, 02/27/2030		763,500	224,130

			331,370

Finland – 0.1%
Finland Government Bond
Series 10Y 1.50%, 09/15/2032(a)	EUR	146	153,698

Germany – 0.8%
Bundesrepublik Deutschland Bundesanleihe 2.50%, 08/15/2046(a)		271	271,827
2.50%, 08/15/2054(a)		185	176,825
3.25%, 07/04/2042(a)		1,022	1,168,848
Series TWIN 2.60%, 05/15/2041(a)		542	575,493

			2,192,993

Hungary – 0.2%
Hungary Government Bond Series 32/A 4.75%, 11/24/2032	HUF	168,800	533,636
Series 35/A 7.00%, 10/24/2035		33,740	123,468

			657,104

Indonesia – 0.2%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	7,797,000	432,369
Series 109 5.875%, 03/15/2031		2,507,000	133,067

			565,436

	Principal Amount (000)		U.S. $ Value

Italy – 0.4%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.15%, 11/15/2031(a)	EUR	141	$161,846
Series 10Y 3.80%, 07/01/2036(a)		232	269,476
4.20%, 03/01/2034(a)		69	83,358
Series 13Y 4.05%, 10/30/2037(a)		364	429,523
Series 16Y 3.25%, 03/01/2038(a)		134	146,056

			1,090,259

Japan – 1.8%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	191,850	1,155,324
Series 183 1.60%, 12/20/2030		155,200	944,124
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		57,650	180,674
Series 4 2.20%, 03/20/2051		46,850	212,584
Japan Government Ten Year Bond Series 382 2.40%, 03/20/2036		299,750	1,805,008
Japan Government Thirty Year Bond Series 68 0.60%, 09/20/2050		76,100	230,989
Japan Government Twenty Year Bond Series 140 1.70%, 09/20/2032		49,250	295,821
Series 183 1.40%, 12/20/2042		102,050	470,687

			5,295,211

Mexico – 0.1%
Mexican Bonos Series M 8.00%, 02/21/2036	MXN	3,719	198,288

Poland – 0.0%
Republic of Poland Government Bond Series 1035 5.00%, 10/25/2035	PLN	525	137,255

South Korea – 0.2%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	429,190	256,347
Series 5509 2.625%, 09/10/2055		412,240	190,469

			446,816

Spain – 0.0%
Spain Government Bond 3.50%, 01/31/2041(a)	EUR	116	129,930

Thailand – 0.1%
Thailand Government Bond 2.98%, 06/17/2045	THB	4,525	136,282
3.45%, 06/17/2043		5,509	177,933

			314,215

United Kingdom – 0.7%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	146	88,106
4.375%, 01/31/2040(a)		365	449,983

	Principal Amount (000)		U.S. $ Value

4.75%, 10/22/2035(a)	GBP	807	$1,069,650
4.75%, 10/22/2043(a)		340	422,198

			2,029,937

United States – 10.3%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	3,393	2,125,801
1.875%, 02/15/2051(b)		2,134	1,186,426
2.25%, 08/15/2046		471	307,523
2.25%, 02/15/2052		875	526,914
2.50%, 02/15/2046		211	145,491
2.875%, 05/15/2043		476	365,102
2.875%, 05/15/2049		480	340,950
2.875%, 05/15/2052		1,035	715,952
3.00%, 11/15/2045		688	519,850
3.00%, 08/15/2052		1,235	875,885
3.625%, 08/15/2043		1,272	1,083,472
3.625%, 02/15/2053		581	464,869
3.625%, 05/15/2053		462	369,151
3.875%, 02/15/2043		1,411	1,249,924
4.00%, 11/15/2042		790	713,032
4.25%, 02/15/2054		673	600,296
4.375%, 11/15/2039(b)		1,474	1,431,489
4.375%, 08/15/2043		674	633,876
4.625%, 02/15/2055		52	49,805
4.75%, 11/15/2043		477	469,619
4.75%, 05/15/2055		1,014	983,447
U.S. Treasury Notes 1.50%, 02/15/2030(b)		4,652	4,238,046
3.50%, 02/28/2031		731	709,430
3.75%, 12/31/2030		355	348,469
3.875%, 04/30/2030		3,430	3,393,049
4.00%, 01/31/2029		1,018	1,013,307
4.125%, 03/31/2029		742	740,689
4.25%, 02/28/2029		798	800,084
4.25%, 06/30/2029		297	297,596
4.50%, 05/31/2029		248	250,046
4.625%, 09/30/2028		2,216	2,236,963
4.625%, 04/30/2029		642	649,825

			29,836,378

Total Governments - Treasuries (cost $57,258,892)			52,799,136

INFLATION-LINKED SECURITIES – 17.6%
United States – 17.6%
U.S. Treasury Inflation Index 0.125%, 07/15/2030 (TIPS)(c)		17,785	16,617,204
0.125%, 07/15/2031 (TIPS)		4,296	3,944,816
0.125%, 01/15/2032 (TIPS)		3,484	3,153,981
1.25%, 04/15/2031 (TIPS)		1,512	1,464,715
1.375%, 07/15/2033 (TIPS)		9,126	8,755,809
1.75%, 01/15/2034 (TIPS)		4,996	4,882,209
1.875%, 07/15/2034 (TIPS)		3,141	3,095,916
1.875%, 07/15/2035 (TIPS)		1,213	1,186,519
1.875%, 01/15/2036 (TIPS)		4,166	4,048,363
2.125%, 01/15/2035 (TIPS)		362	361,166
3.375%, 04/15/2032 (TIPS)		3,031	3,263,892

Total Inflation-Linked Securities (cost $51,337,276)			50,774,590

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 15.3%
Industrial – 7.3%
Basic – 0.3%
Anglo American Capital PLC 5.00%, 03/21/2033(a)	U.S.$	244	$242,668
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(a)	EUR	100	115,206
Glencore Funding LLC 2.85%, 04/27/2031(a)	U.S.$	4	3,645
4.90%, 07/01/2031(a)		4	3,997
4.907%, 04/01/2028(a)		148	148,586
5.186%, 04/01/2030(a)		65	65,675
5.338%, 04/04/2027(a)		97	97,625
SNF Group SACA 5.626%, 03/31/2031(a)		202	204,414

			881,816

Capital Goods – 0.4%
Boeing Co. (The) 3.25%, 02/01/2028		77	75,396
Eaton Capital ULC 3.55%, 03/10/2034	EUR	103	117,720
General Electric Co. 4.90%, 01/29/2036	U.S.$	81	80,914
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	230	159,277
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	118	133,452
Republic Services, Inc. 4.75%, 07/15/2030	U.S.$	295	296,537
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		194	195,185

			1,058,481

Communications – Media – 0.2%
Grupo Televisa SAB 8.50%, 03/11/2032		49	52,614
Meta Platforms, Inc. 5.75%, 11/15/2065		287	257,731
6.45%, 05/15/2066		95	93,940
Pinewood Finco PLC 6.00%, 03/27/2030(a)	GBP	100	132,982
Space Exploration Technologies Corp. 5.35%, 07/15/2031(a)	U.S.$	91	90,901

			628,168

Communications – Telecommunications – 0.2%
Beacon Point DC LLC 6.129%, 11/30/2042(a)		60	60,617
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	136	104,780
NTT Finance Corp. 3.325%, 11/01/2029(a)	EUR	100	114,406
3.559%, 11/01/2031(a)		100	114,493
TELUS Corp. 4.95%, 02/18/2031	CAD	10	7,380
Series CAG 5.25%, 11/15/2032		154	115,241

			516,917

Consumer Cyclical – Automotive – 0.8%
BMW US Capital LLC 4.65%, 03/19/2027(a)	U.S.$	195	195,377
Ford Motor Co. 3.25%, 02/12/2032		715	629,915
General Motors Financial Co., Inc. 2.40%, 04/10/2028		38	36,530

	Principal Amount (000)			U.S. $ Value

4.75%, 04/06/2029	U.S.$		107	$106,933
5.55%, 07/15/2029			134	136,759
Honda Motor Co., Ltd. 4.436%, 07/08/2028			299	297,717
Hyundai Capital America 2.10%, 09/15/2028(a)			211	199,174
4.30%, 09/24/2027(a)			10	9,961
4.75%, 04/06/2029(a)			14	13,961
5.25%, 01/08/2027(a)			200	200,730
5.275%, 06/24/2027(a)			70	70,533
6.10%, 09/21/2028(a)			87	89,280
Mercedes-Benz Finance North America LLC 4.125%, 03/10/2028(a)			207	205,363
Toyota Finance Australia Ltd. 4.65%, 09/17/2029		AUD	220	149,901

				2,342,134

Consumer Cyclical – Entertainment – 0.0%
Hasbro, Inc. 4.65%, 03/12/2031		U.S.$	91	89,867
Polaris, Inc. 5.60%, 03/01/2031			55	55,004

				144,871

Consumer Cyclical – Other – 0.4%
Flutter Treasury DAC 5.875%, 06/04/2031(a)			400	398,488
Las Vegas Sands Corp. 5.65%, 05/18/2033			21	21,008
6.00%, 06/14/2030			36	36,994
Marriott International, Inc./MD 5.10%, 05/01/2038			157	151,395
Sekisui House US, Inc. 6.00%, 01/15/2043			538	493,809

				1,101,694

Consumer Cyclical – Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)			40	39,265
Starbucks Corp. 4.85%, 02/08/2027			272	272,723

				311,988

Consumer Cyclical – Retailers – 0.3%
AutoNation, Inc. 4.45%, 01/15/2029			96	95,054
Ross Stores, Inc. 4.70%, 04/15/2027			658	658,290

				753,344

Consumer Non-Cyclical – 1.5%
Altria Group, Inc. 3.40%, 05/06/2030			595	567,672
BAT Capital Corp. 7.75%, 10/19/2032			16	18,232
BAT International Finance PLC Series E 4.125%, 04/12/2032(a)		EUR	100	116,782
BMS Ireland Capital Funding DAC 3.363%, 11/10/2033			140	158,639
CommonSpirit Health 4.352%, 09/01/2030		U.S.$	150	146,784
Danaher Corp. 3.625%, 04/29/2034		EUR	100	114,996
HCA, Inc. 5.00%, 05/15/2033		U.S.$	92	91,073
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)			275	282,917

	Principal Amount (000)		U.S. $ Value

Series E 3.875%, 02/12/2034(a)	EUR	212	$238,501
Loblaw Cos. Ltd. 6.54%, 02/17/2033(a)	CAD	110	87,824
Maple Parent Holdings Corp. 3.881%, 03/26/2030(a)	EUR	176	202,614
Nestle Finance International Ltd. Series E 2.80%, 05/29/2035(a)	CNH	1,000	150,472
Novartis Capital Corp. 3.90%, 11/05/2028	U.S.$	204	201,915
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		810	697,151
Philip Morris International, Inc. 0.80%, 08/01/2031	EUR	210	211,318
4.375%, 04/30/2030	U.S.$	101	99,981
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		284	281,998
Sutter Health Series 2025 5.213%, 08/15/2032		39	39,797
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		200	181,752
Viatris, Inc. 4.25%, 06/17/2033	EUR	155	178,815
Woolworths Group Ltd. 5.762%, 04/18/2031(a)	AUD	230	161,320

			4,230,553

Energy – 1.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.226%, 03/11/2030	EUR	103	117,753
4.35%, 06/15/2031	U.S.$	166	162,693
BP Capital Markets PLC 3.625%, 03/22/2029(a) (d)	EUR	195	222,194
Cenovus Energy, Inc. 4.65%, 03/20/2031	U.S.$	30	29,615
5.40%, 03/20/2036		52	51,497
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		520	457,262
5.75%, 01/15/2031(a)		233	237,136
MPLX LP 5.40%, 09/15/2035		160	159,555
Occidental Petroleum Corp. 5.375%, 01/01/2032		83	84,660
ONEOK, Inc. 4.40%, 10/15/2029		46	45,500
5.40%, 10/15/2035		455	454,281
6.05%, 09/01/2033		87	91,065
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		200	200,706
Targa Resources Corp. 4.35%, 01/15/2029		109	108,181
4.35%, 04/15/2031		74	72,246
4.90%, 09/15/2030		37	37,056
5.65%, 02/15/2036		61	62,022
6.05%, 05/15/2056		90	89,029
TotalEnergies SE 2.00%, 06/04/2030(a) (d)	EUR	165	174,840
Var Energi ASA 5.875%, 05/22/2030(a)	U.S.$	200	205,838
Williams Cos., Inc. (The) 4.625%, 06/30/2030		68	67,648
4.80%, 11/15/2029		127	127,456

	Principal Amount (000)		U.S. $ Value

Wintershall Dea Finance BV 1.823%, 09/25/2031(a)	EUR	200	$205,581
Woodside Finance Ltd. 5.10%, 09/12/2034	U.S.$	35	34,431
5.40%, 05/19/2030		46	46,755
6.00%, 05/19/2035		160	166,293

			3,711,293

Services – 0.4%
Amazon.com, Inc. 3.90%, 11/20/2028		203	200,895
5.00%, 06/12/2056	CAD	120	85,377
5.55%, 11/20/2065	U.S.$	205	191,675
6.05%, 03/13/2076		82	81,716
Global Payments, Inc. 4.55%, 03/15/2028		45	44,818
4.875%, 11/15/2030		153	150,368
5.20%, 11/15/2032		56	54,636
S&P Global, Inc. 4.25%, 05/01/2029		125	124,043
Verisure Holding AB 4.125%, 01/02/2032(a)	EUR	125	143,766

			1,077,294

Technology – 0.8%
Alphabet, Inc. 5.45%, 11/15/2055	U.S.$	54	51,758
5.65%, 02/15/2056		69	68,149
5.70%, 11/15/2075		151	145,233
Applied Materials, Inc. 4.00%, 01/15/2031		203	198,073
Broadcom, Inc. 4.30%, 01/15/2031		115	113,085
4.90%, 07/15/2032		88	88,247
Fidelity National Information Services, Inc. 3.45%, 03/10/2030	EUR	102	116,274
4.45%, 03/10/2028	U.S.$	92	91,673
Fiserv, Inc. 4.55%, 02/15/2031		126	123,053
Oracle Corp. 4.375%, 05/15/2055		40	26,646
5.20%, 09/26/2035		42	39,308
5.95%, 09/26/2055		34	28,895
6.125%, 08/03/2065		283	237,844
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		373	372,459
Salesforce, Inc. 4.90%, 09/15/2031		273	272,364
5.20%, 03/15/2033		273	273,519

			2,246,580

Transportation – Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		469	468,857
Southwest Airlines Co. 4.375%, 11/15/2028		59	58,516

			527,373

Transportation – Railroads – 0.1%
Guangzhou Metro Investment Finance BVI Ltd. Series E 2.15%, 08/19/2028(a)	CNH	1,000	147,221
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	310	295,309

			442,530

Transportation – Services – 0.3%
ENA Master Trust 4.00%, 05/19/2048(a)		683	548,269

	Principal Amount (000)		U.S. $ Value

ERAC USA Finance LLC 4.50%, 10/30/2029(a)	U.S.$	177	$175,871
FedEx Corp. 3.50%, 07/30/2032	EUR	101	114,844
Heathrow Funding Ltd. 6.45%, 12/10/2033(a)	GBP	71	99,652

			938,636

			20,913,672

Financial Institutions – 6.1%
Banking – 4.8%
ABN AMRO Bank NV 3.324%, 03/13/2037(a)	U.S.$	200	180,070
AIB Group PLC 5.32%, 05/15/2031(a)		236	238,849
Ally Financial, Inc. 5.543%, 01/17/2031		54	54,275
6.848%, 01/03/2030		23	23,907
6.992%, 06/13/2029		315	326,639
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034		400	454,332
Banco Santander SA 4.175%, 03/24/2028		400	398,856
6.35%, 03/14/2034		200	211,484
6.499%, 01/23/2031(a)	AUD	200	143,418
Series E 5.75%, 08/23/2033(a)	EUR	100	118,931
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	U.S.$	800	816,888
Bank of Nova Scotia (The) 4.588%, 05/04/2037		171	165,203
Banque Federative du Credit Mutuel SA 4.991%, 01/06/2031(a)	AUD	200	136,059
5.126%, 05/24/2027(a)		200	138,336
Barclays PLC 5.674%, 03/12/2028	U.S.$	270	272,176
Series E 3.543%, 08/14/2031(a)	EUR	100	114,516
8.407%, 11/14/2032(a)	GBP	100	138,127
BNP Paribas SA 5.83%, 08/23/2034(a)	AUD	200	138,251
BPCE SA 5.716%, 01/18/2030(a)	U.S.$	250	254,995
CaixaBank SA 4.885%, 07/03/2031(a)		238	237,136
6.037%, 06/15/2035(a)		272	283,685
Capital One Financial Corp. 5.468%, 02/01/2029		162	164,079
Capital One NA 5.974%, 08/09/2028		300	305,736
Citigroup, Inc. 4.643%, 05/07/2028		196	196,115
5.592%, 11/19/2034		133	134,737
Series Y 4.15%, 11/15/2026(d)		104	103,553
Credit Agricole SA 6.064%, 01/16/2035(a)	AUD	200	138,996
Danske Bank A/S Series E 3.75%, 11/19/2036(a)	EUR	123	140,339
Deutsche Bank AG/New York NY 3.729%, 01/14/2032	U.S.$	200	187,292
5.373%, 01/10/2029		232	234,232
Erste Group Bank AG Series E 3.75%, 04/21/2036(a)	EUR	100	113,434

	Principal Amount (000)		U.S. $ Value

Goldman Sachs Group, Inc. (The) 4.937%, 04/23/2028	U.S.$	103	$103,295
HSBC Holdings PLC 4.899%, 03/03/2029		286	287,061
5.733%, 05/17/2032		200	206,204
ING Groep NV
Series E 4.375%, 08/15/2034(a)	EUR	100	116,518
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)	U.S.$	200	188,758
JPMorgan Chase & Co.
Series E 4.457%, 11/13/2031(a)	EUR	200	238,607
KBC Group NV
Series E 6.151%, 03/19/2034(a)	GBP	100	135,872
Lloyds Banking Group PLC 5.087%, 11/26/2028	U.S.$	233	234,622
Macquarie Group Ltd. 1.935%, 04/14/2028(a)		88	86,113
Mitsubishi UFJ Financial Group, Inc. 4.847%, 04/21/2032		200	198,970
Morgan Stanley 3.521%, 05/22/2031	EUR	170	195,050
4.238%, 01/09/2030	U.S.$	73	72,036
4.555%, 04/10/2030		95	94,401
Series I 4.133%, 10/18/2029		179	176,542
National Australia Bank Ltd. 3.933%, 08/02/2034(a)		250	241,668
National Bank of Canada 4.928%, 06/04/2032		250	249,480
Nationwide Building Society 2.972%, 02/16/2028(a)		775	767,002
5.537%, 07/14/2036(a)		200	201,454
NatWest Group PLC 3.032%, 11/28/2035		468	429,582
4.983%, 06/18/2032		200	199,912
Series E 0.78%, 02/26/2030(a)	EUR	150	160,769
NatWest Markets PLC 4.888%, 06/05/2030(a)	AUD	130	88,601
Royal Bank of Canada/Toronto 5.70%, 10/04/2028		120	83,954
Santander Holdings USA, Inc. 5.04%, 06/05/2030	U.S.$	189	188,947
6.565%, 06/12/2029		10	10,301
Santander UK Group Holdings PLC 2.469%, 01/11/2028		443	437,963
Societe Generale SA 5.249%, 05/22/2029(a)		232	233,619
5.512%, 05/22/2031(a)		235	238,579
Standard Chartered PLC 5.435% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (d) (e)		100	97,687
Series E 3.864%, 03/17/2033(a)	EUR	140	161,354
Sumitomo Mitsui Financial Group, Inc. 4.494%, 01/15/2032	U.S.$	244	239,410
Swedbank AB 4.898%, 03/30/2031(a)		206	206,873
Synchrony Financial 5.935%, 08/02/2030		78	79,465
UBS Group AG 6.625%, 01/08/2031(a) (d)		200	200,310

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 5.861%, 06/19/2032(a)	U.S.$	200	$201,034
Westpac New Zealand Ltd. 4.127%, 01/29/2029(a)		205	202,616

			13,819,275

Finance – 0.2%
Aviation Capital Group LLC 1.95%, 09/20/2026(a)		71	70,610
4.75%, 04/14/2027(a)		61	61,022
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	713	228,407
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	1,000	152,217

			512,256

Financial Services – 0.0%
Ford Credit Canada Co. Cie Credit Ford Du Canada 6.382%, 11/10/2028	CAD	210	155,568
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)	U.S.$	46	45,332

			200,900

Insurance – 0.5%
Allianz SE 6.50%, 10/30/2034(a) (d)		200	200,536
Athene Global Funding 2.717%, 01/07/2029(a)		19	17,926
5.033%, 07/17/2030(a)		16	15,856
5.133%, 06/01/2029(a)		315	315,535
5.38%, 01/07/2030(a)		38	38,120
5.526%, 07/11/2031(a)		93	93,759
5.583%, 01/09/2029(a)		2	2,029
Chubb INA Holdings LLC 2.75%, 08/06/2035(a)	CNH	1,000	147,162
New York Life Global Funding 4.05%, 02/02/2029(a)	U.S.$	205	202,306
5.35%, 09/19/2028(a)	AUD	200	138,944
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	U.S.$	200	199,430

			1,371,603

REITs – 0.6%
American Assets Trust LP 3.375%, 02/01/2031		178	162,605
American Tower Corp. 4.00%, 09/01/2033	EUR	100	116,483
Digital Dutch Finco BV 1.00%, 01/15/2032(a)		100	98,961
Digital Intrepid Holding BV 1.375%, 07/18/2032(a)		100	99,456
EPR Properties 4.50%, 06/01/2027	U.S.$	165	164,649
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		163	156,700
4.00%, 01/15/2031		72	68,016
5.625%, 03/01/2036		302	295,247
Kilroy Realty LP 3.05%, 02/15/2030		176	162,367
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		35	35,170
Realty Income Corp. 3.375%, 06/20/2031	EUR	154	174,568
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	1,000	153,269

	Principal Amount (000)		U.S. $ Value

Westfield America Management Ltd. 2.625%, 03/30/2029(a)	GBP	100	$124,627

			1,812,118

			17,716,152

Utility – 1.9%
Electric – 1.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	U.S.$	468	442,762
Alexander Funding Trust II 7.467%, 07/31/2028(a)		106	110,842
American Electric Power Co., Inc. 6.95%, 12/15/2054		111	118,468
Series D 6.05%, 03/15/2056		85	84,494
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		5	5,010
Series AQ 4.95%, 08/15/2035		58	57,293
DTE Electric Co. 5.25%, 05/15/2035		68	68,791
Series A 4.85%, 03/01/2036		124	121,171
Series B 5.55%, 03/01/2056		83	80,998
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		542	433,026
EDP SA Series E 4.75%, 05/29/2054(a)	EUR	100	116,135
EDP Servicios Financieros Espana SA Series E 3.50%, 07/16/2030(a)		100	115,259
Electricite de France SA 9.125%, 03/15/2033(a) (d)	U.S.$	200	232,282
Series MPLE 5.993%, 05/23/2030(a)	CAD	77	58,270
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	U.S.$	200	188,242
Enel SpA Series E 6.375%, 04/16/2028(a) (d)	EUR	100	119,431
Entergy Mississippi LLC 5.05%, 04/15/2036	U.S.$	57	56,035
Eversource Energy Series A 6.10%, 08/15/2056		43	42,868
Series B 6.35%, 08/15/2056		36	36,030
Florida Power & Light Co. 5.30%, 06/15/2034		81	82,624
Iberdrola International BV Series NC9 1.825%, 08/09/2029(a) (d)	EUR	100	107,696
National Grid PLC Series E 0.553%, 09/18/2029(a)		113	118,836
NextEra Energy Capital Holdings, Inc. 3.624%, 02/10/2034		100	113,845
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)	U.S.$	50	49,640
5.29%, 01/17/2034(a)		206	206,068
PacifiCorp 5.10%, 04/15/2031		81	81,732
5.80%, 04/15/2036		52	53,338

	Principal Amount (000)		U.S. $ Value

Public Service Co. of Colorado 4.15%, 03/13/2029	U.S.$	67	$66,374
5.15%, 09/15/2035		302	300,248
Public Service Co. of Oklahoma 5.45%, 01/15/2036		90	90,910
Public Service Electric & Gas Co. Series R 4.20%, 01/01/2031		204	200,422
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		171	167,342
Vistra Operations Co. LLC 4.55%, 10/30/2028(a)		163	161,968
5.05%, 12/30/2026(a)		4	4,007

			4,292,457

Natural Gas – 0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(a)	EUR	109	124,903
National Grid North America, Inc. Series E 3.631%, 09/03/2031(a)		100	115,264

			240,167

Other Utility – 0.3%
Anglian Water Services Financing PLC Series A5 6.293%, 07/30/2030(a)	GBP	70	95,776
Severn Trent Utilities Finance PLC Series E 4.00%, 03/05/2034(a)	EUR	185	214,023
Suez SACA Series E 4.50%, 11/13/2033(a)		200	238,189
United Utilities Water Finance PLC Series E 3.50%, 02/27/2033(a)		190	214,532
Veolia Environnement SA Series E 1.625%, 09/21/2032(a)		100	102,245
4.322%, 10/24/2032(a) (d)		100	113,273

			978,038

			5,510,662

Total Corporates – Investment Grade (cost $44,435,678)			44,140,486

		Shares

INVESTMENT COMPANIES – 13.1%
Funds and Investment Trusts – 13.1%(f)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio - Class Z(g)		870,887	9,753,929
iShares Core MSCI EAFE ETF		171,623	16,575,349
iShares Core MSCI Emerging Markets ETF		138,734	11,492,725

Total Investment Companies (cost $26,848,265)			37,822,003

		Principal Amount (000)

MORTGAGE PASS-THROUGHS – 8.7%
Agency Fixed Rate 30-Year – 8.5%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 11/01/2049	U.S.$	152	140,103

	Principal Amount (000)		U.S. $ Value

Series 2022 3.00%, 05/01/2052	U.S.$	546	$478,627
Federal Home Loan Mortgage Corp. Gold Series 2018 4.50%, 03/01/2048		67	65,170
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		75	76,537
Series 2010 4.00%, 12/01/2040		145	139,764
Series 2012 3.50%, 02/01/2042		83	77,772
3.50%, 11/01/2042		147	138,126
3.50%, 01/01/2043		158	148,182
Series 2013 4.00%, 10/01/2043		130	124,743
Series 2015 3.00%, 05/01/2045		59	52,992
3.00%, 08/01/2045		416	373,902
Series 2021 2.00%, 07/01/2051		1,819	1,466,700
2.00%, 12/01/2051		342	274,769
2.50%, 01/01/2052		550	468,079
Series 2022 2.50%, 03/01/2052		657	558,820
2.50%, 05/01/2052		698	593,060
3.00%, 03/01/2052		126	111,232
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		47	42,800
3.00%, 05/20/2046		126	113,915
Series 2022 5.00%, 11/20/2052		1,061	1,052,416
Series 2026 2.50%, 07/01/2056, TBA		2,059	1,757,489
3.00%, 07/01/2056, TBA		1,558	1,382,293
3.50%, 07/01/2056, TBA		443	397,212
4.00%, 07/01/2056, TBA		555	515,007
4.50%, 07/01/2056, TBA		1,420	1,363,577
5.00%, 07/01/2056, TBA		2,268	2,235,794
5.50%, 07/01/2056, TBA		2,557	2,569,169
6.00%, 07/01/2056, TBA		1,246	1,271,284
Uniform Mortgage-Backed Security Series 2026 2.00%, 07/01/2056, TBA		1,303	1,040,065
2.50%, 07/01/2056, TBA		556	464,456
3.00%, 07/01/2056, TBA		704	613,877
5.00%, 07/01/2056, TBA		1,064	1,045,845
5.50%, 07/01/2056, TBA		2,335	2,342,484
6.00%, 07/01/2056, TBA		651	664,926
6.50%, 07/01/2056, TBA		232	240,388

			24,401,575

Agency Fixed Rate 15-Year – 0.2%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028		5	4,890
2.50%, 06/01/2028		2	1,825
Series 2014 2.50%, 09/01/2029		27	26,452
Series 2016 2.50%, 11/01/2031		9	8,267
2.50%, 12/01/2031		559	536,584
2.50%, 01/01/2032		15	14,541

	Principal Amount (000)		U.S. $ Value

Series 2017 2.50%, 02/01/2032	U.S.$	53	$50,504

			643,063

Total Mortgage Pass-Throughs (cost $25,585,640)			25,044,638

	Shares

COMMON STOCKS – 8.4%
Information Technology – 2.8%
Communications Equipment – 0.2%
Arista Networks, Inc.(h)		619	105,156
Ciena Corp.(h)		28	13,735
Cisco Systems, Inc.		2,941	345,450
F5, Inc.(h)		157	65,306
Motorola Solutions, Inc.		275	114,205
Nokia Oyj		2,091	27,886

			671,738

Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. - Class A		1,115	196,597
Celestica, Inc.(h)		66	24,070
Corning, Inc.		146	37,293
Fabrinet(h)		16	8,993
Halma PLC		1,023	53,471
Jabil, Inc.		60	23,129
Keyence Corp.		170	85,933
Kyocera Corp.		2,479	54,979
TE Connectivity PLC		66	13,306
Teledyne Technologies, Inc.(h)		97	64,689
Yokogawa Electric Corp.		505	17,747

			580,207

IT Services – 0.1%
Accenture PLC - Class A		490	60,976
CGI, Inc.		433	27,987
Cognizant Technology Solutions Corp. - Class A		650	25,174
Fujitsu Ltd.		1,795	35,667
Indra Sistemas SA		177	9,708
International Business Machines Corp.		255	71,709
NEC Corp.		640	15,451
Nomura Research Institute Ltd.		968	27,156
Obic Co., Ltd.		926	21,747
Otsuka Corp.		504	8,629
Twilio, Inc. - Class A(h)		39	8,047
VeriSign, Inc.		186	46,790

			359,041

Semiconductors & Semiconductor Equipment – 1.3%
Advanced Micro Devices, Inc.(h)		47	27,303
Advantest Corp.		428	88,052
Analog Devices, Inc.		31	12,312
Applied Materials, Inc.		559	404,157
ASM International NV		21	24,150
ASML Holding NV		271	536,627
BE Semiconductor Industries NV		45	14,861
Broadcom, Inc.		1,865	704,504
Credo Technology Group Holding Ltd.(h)		50	13,597
Disco Corp.		51	26,532
First Solar, Inc.(h)		69	16,281
KLA Corp.		810	244,385
Lam Research Corp.		838	363,131
Lasertec Corp.		74	23,505
Marvell Technology, Inc.		83	24,725
Micron Technology, Inc.		18	20,777
Nova Ltd.(h)		21	11,168
NVIDIA Corp.		3,805	761,342
Qnity Electronics, Inc.		57	9,309

	Shares	U.S. $ Value

QUALCOMM, Inc.	415	$76,688
STMicroelectronics NV	297	21,969
Teradyne, Inc.	76	36,772
Texas Instruments, Inc.	465	138,603
Tokyo Electron Ltd.	208	100,850
Tower Semiconductor Ltd.(h)	26	6,732

		3,708,332

Software – 0.7%
Adobe, Inc.(h)	351	71,962
AppLovin Corp. - Class A(h)	140	72,132
Autodesk, Inc.(h)	243	47,244
Cadence Design Systems, Inc.(h)	154	57,799
Check Point Software Technologies Ltd.(h)	174	22,869
Cloudflare, Inc. - Class A(h)	68	16,679
Constellation Software, Inc./Canada	34	64,008
Crowdstrike Holdings, Inc. - Class A(h)	17	12,973
Dassault Systemes SE	665	13,564
Descartes Systems Group, Inc. (The)(h)	190	13,160
Fair Isaac Corp.(h)	5	5,974
Fortinet, Inc.(h)	540	82,955
Gen Digital, Inc.	621	15,457
Intuit, Inc.	222	57,942
Microsoft Corp.	2,006	748,278
Nemetschek SE	36	2,192
Oracle Corp.	31	4,543
Palantir Technologies, Inc. - Class A(h)	1,231	143,621
Palo Alto Networks, Inc.(h)	149	50,812
PTC, Inc.(h)	109	12,383
Roper Technologies, Inc.	216	73,092
Sage Group PLC (The)	1,618	17,554
Salesforce, Inc.	207	32,429
SAP SE	715	110,216
ServiceNow, Inc.(h)	305	30,280
Tyler Technologies, Inc.(h)	75	21,935
Workday, Inc. - Class A(h)	81	9,916
Xero Ltd.(h)	163	8,194
Zoom Communications, Inc.(h)	115	9,926

		1,830,089

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.	2,548	737,289
Canon, Inc.	1,695	43,410
FUJIFILM Holdings Corp.	2,043	43,707
Logitech International SA (REG)	91	8,537
NetApp, Inc.	94	14,547
Seagate Technology Holdings PLC	19	18,335
Western Digital Corp.	154	98,363

		964,188

		8,113,595

Health Care – 1.2%
Biotechnology – 0.2%
AbbVie, Inc.	215	54,102
Alnylam Pharmaceuticals, Inc.(h)	66	19,868
Amgen, Inc.	73	26,435
Argenx SE(h)	64	59,319
Genmab A/S(h)	18	4,935
Gilead Sciences, Inc.	1,082	136,700
Incyte Corp.(h)	355	40,243
Neurocrine Biosciences, Inc.(h)	71	11,966
Regeneron Pharmaceuticals, Inc.	58	36,165
United Therapeutics Corp.(h)	49	26,550
Vertex Pharmaceuticals, Inc.(h)	261	129,646

		545,929

Health Care Equipment & Supplies – 0.1%
Abbott Laboratories	579	52,539
Boston Scientific Corp.(h)	253	10,798
Dexcom, Inc.(h)	167	11,247

	Shares	U.S. $ Value

Edwards Lifesciences Corp.(h)	491	$44,416
Fisher & Paykel Healthcare Corp., Ltd.	311	6,909
Hoya Corp.	184	29,679
IDEXX Laboratories, Inc.(h)	59	31,060
Intuitive Surgical, Inc.(h)	148	58,857
ResMed, Inc.	77	15,006
Straumann Holding AG (REG)	59	7,755

		268,266

Health Care Providers & Services – 0.1%
Cardinal Health, Inc.	129	30,645
Cencora, Inc.	390	110,362
Cigna Group (The)	65	17,919
Elevance Health, Inc.	116	44,861
HCA Healthcare, Inc.	48	18,715
McKesson Corp.	109	82,360
Quest Diagnostics, Inc.	147	31,157
UnitedHealth Group, Inc.	63	26,185

		362,204

Health Care Technology – 0.0%
Pro Medicus Ltd.	42	5,938
Veeva Systems, Inc. - Class A(h)	71	12,600

		18,538

Life Sciences Tools & Services – 0.0%
Agilent Technologies, Inc.	131	17,401
Waters Corp.(h)	48	18,002
West Pharmaceutical Services, Inc.	33	11,847

		47,250

Pharmaceuticals – 0.8%
Astellas Pharma, Inc.	3,420	45,748
AstraZeneca PLC	774	144,509
Bristol-Myers Squibb Co.	968	55,776
Chugai Pharmaceutical Co., Ltd.	342	15,798
Daiichi Sankyo Co., Ltd.	862	13,861
Eli Lilly & Co.	485	581,724
Galderma Group AG(h)	25	5,686
GSK PLC	2,238	58,754
Johnson & Johnson	1,731	439,622
Merck & Co., Inc.	1,824	234,384
Novartis AG (REG)	1,691	264,290
Novo Nordisk A/S - Class B	2,105	101,097
Orion Oyj - Class B	95	7,804
Otsuka Holdings Co., Ltd.	296	19,702
Roche Holding AG	408	167,723
Sanofi SA	391	33,432
Shionogi & Co., Ltd.	727	12,422
Takeda Pharmaceutical Co., Ltd.	1,747	55,685
Zoetis, Inc.	199	14,300

		2,272,317

		3,514,504

Industrials – 1.0%
Aerospace & Defense – 0.3%
Airbus SE	241	53,621
Curtiss-Wright Corp.	16	12,124
General Dynamics Corp.	163	57,741
General Electric Co.	428	159,956
Honeywell Aerospace, Inc.(h)	140	30,951
Howmet Aerospace, Inc.	196	52,697
Kongsberg Gruppen ASA	288	8,679
Lockheed Martin Corp.	180	91,703
MTU Aero Engines AG	26	10,834
Northrop Grumman Corp.	148	75,378
Rheinmetall AG	27	30,720
Rolls-Royce Holdings PLC	4,003	76,736
RTX Corp.	82	15,558
Singapore Technologies Engineering Ltd.	1,568	12,629
Thales SA	39	10,023

		699,350

	Shares	U.S. $ Value

Air Freight & Logistics – 0.0%
CH Robinson Worldwide, Inc.	59	$11,112
Expeditors International of Washington, Inc.	83	13,527
United Parcel Service, Inc. - Class B	338	36,335

		60,974

Building Products – 0.0%
Geberit AG (REG)	23	15,349
Lennox International, Inc.	20	11,459
Trane Technologies PLC	114	55,992

		82,800

Commercial Services & Supplies – 0.1%
Cintas Corp.	226	38,438
Copart, Inc.(h)	442	12,460
GFL Environmental, Inc.	133	4,890
Republic Services, Inc.	425	90,559
Rollins, Inc.	612	25,545
Secom Co., Ltd.	803	31,900
Veralto Corp.	126	11,174
Waste Connections, Inc.	360	60,008
Waste Management, Inc.	436	97,176

		372,150

Construction & Engineering – 0.0%
Comfort Systems USA, Inc.	22	43,603
EMCOR Group, Inc.	28	23,237

		66,840

Electrical Equipment – 0.1%
ABB Ltd. (REG)	847	92,136
Eaton Corp. PLC	169	72,014
Fujikura Ltd.	714	28,305
GE Vernova, Inc.	7	8,224
Hubbell, Inc.	26	13,603
Rockwell Automation, Inc.	51	25,249

		239,531

Ground Transportation – 0.1%
Canadian National Railway Co.	227	27,089
Central Japan Railway Co.	1,708	36,457
East Japan Railway Co.	1,846	38,578
Hankyu Hanshin Holdings, Inc.	410	10,788
MTR Corp., Ltd. - Class H	3,456	13,479
Old Dominion Freight Line, Inc.	104	22,526
Uber Technologies, Inc.(h)	52	3,752
Union Pacific Corp.	301	81,872
West Japan Railway Co.	471	7,889

		242,430

Industrial Conglomerates – 0.0%
3M Co.	249	40,316
Honeywell International, Inc.	140	31,346
Lifco AB - Class B	187	6,129
Smiths Group PLC	212	7,201

		84,992

Machinery – 0.2%
Atlas Copco AB - Class A	1,513	30,667
Atlas Copco AB - Class B	879	15,583
Caterpillar, Inc.	209	222,564
Cummins, Inc.	70	49,925
Dover Corp.	54	12,111
Epiroc AB - Class A	323	8,862
GEA Group AG	102	7,004
Illinois Tool Works, Inc.	129	34,891
Kone Oyj - Class B	309	17,578
Parker-Hannifin Corp.	52	50,862
Sandvik AB	468	19,326
Schindler Holding AG	21	6,961

	Shares	U.S. $ Value

Schindler Holding AG (REG)	62	$19,709
Snap-on, Inc.	25	10,060
Techtronic Industries Co., Ltd. - Class H	705	11,732
VAT Group AG(a)	15	13,154
Wartsila Oyj Abp	251	9,586

		540,575

Marine Transportation – 0.0%
SITC International Holdings Co., Ltd. - Class H	3	12

Passenger Airlines – 0.0%
ANA Holdings, Inc.	355	6,499
Ryanair Holdings PLC	228	7,127

		13,626

Professional Services – 0.1%
Automatic Data Processing, Inc.	236	52,852
Broadridge Financial Solutions, Inc.	59	8,080
Bureau Veritas SA	221	6,769
Computershare Ltd.	290	7,680
Experian PLC	476	16,043
Paychex, Inc.	196	19,273
Recruit Holdings Co., Ltd.	660	45,922
RELX PLC	845	26,706

		183,325

Trading Companies & Distributors – 0.1%
Fastenal Co.	697	33,477
Ferguson Enterprises, Inc.	103	24,445
WW Grainger, Inc.	25	34,010

		91,932

Transportation Infrastructure – 0.0%
Aena SME SA	1,516	46,197
Aeroports de Paris SA	51	6,650
Getlink SE	672	14,284

		67,131

		2,745,668

Financials – 0.9%
Banks – 0.1%
AIB Group PLC	1,459	17,147
Bank Hapoalim BM	1,016	23,435
Bank Leumi Le-Israel BM	803	17,970
BOC Hong Kong Holdings Ltd. - Class H	6,463	35,072
Canadian Imperial Bank of Commerce	186	21,419
DBS Group Holdings Ltd.	760	38,482
FinecoBank Banca Fineco SpA	314	7,895
First Citizens BancShares, Inc./NC - Class A	6	12,485
Japan Post Bank Co., Ltd.	445	8,469
Mizrahi Tefahot Bank Ltd.	124	8,213
Nordea Bank Abp	394	7,477
Oversea-Chinese Banking Corp., Ltd.	689	13,222
Royal Bank of Canada	95	19,672
Toronto-Dominion Bank (The)	174	21,156
UniCredit SpA	102	9,141

		261,255

Capital Markets – 0.1%
3i Group PLC	488	16,047
Ameriprise Financial, Inc.	53	24,314
Cboe Global Markets, Inc.	281	68,190
CME Group, Inc.	467	103,128
Deutsche Boerse AG	21	5,728
Hong Kong Exchanges & Clearing Ltd. - Class H	691	32,150
Moody’s Corp.	95	43,028
Partners Group Holding AG	16	13,105
Raymond James Financial, Inc.	72	10,946
Singapore Exchange Ltd.	526	9,814
T. Rowe Price Group, Inc.	110	12,506

		338,956

	Shares	U.S. $ Value

Consumer Finance – 0.0%
American Express Co.	218	$73,738

Financial Services – 0.3%
Adyen NV(h)	13	12,195
Berkshire Hathaway, Inc. - Class B(h)	228	114,089
Infratil Ltd.	1,341	11,763
Mastercard, Inc. - Class A	431	221,362
PayPal Holdings, Inc.	439	18,956
Sofina SA	16	4,075
Visa, Inc. - Class A	1,263	433,323

		815,763

Insurance – 0.4%
Admiral Group PLC	152	7,179
Allstate Corp. (The)	91	21,652
Aon PLC - Class A	181	60,036
Arch Capital Group Ltd.(h)	367	35,621
Arthur J Gallagher & Co.	66	15,152
Brown & Brown, Inc.	135	8,660
Chubb Ltd.	293	99,837
Fairfax Financial Holdings Ltd.	15	24,672
Great-West Lifeco, Inc.	149	9,494
Hartford Insurance Group, Inc. (The)	129	17,095
iA Financial Corp., Inc.	58	8,009
Intact Financial Corp.	308	63,568
Loews Corp.	238	26,944
Marsh & McLennan Cos., Inc.	594	99,002
Medibank Pvt. Ltd.	2,226	7,648
MS&AD Insurance Group Holdings, Inc.	621	16,096
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	62	34,625
Progressive Corp. (The)	583	127,356
Prudential PLC	1,174	15,593
QBE Insurance Group Ltd.	629	10,941
Sampo Oyj - Class A	2,522	26,486
Sompo Holdings, Inc.	274	10,409
Swiss Re AG	144	22,889
Tokio Marine Holdings, Inc.	795	34,955
Travelers Cos., Inc. (The)	285	94,084
Tryg A/S	380	8,650
W R Berkley Corp.	456	32,162
Willis Towers Watson PLC	67	17,512
Zurich Insurance Group AG	137	101,330

		1,057,657

		2,547,369

Communication Services – 0.9%
Diversified Telecommunication Services – 0.2%
Altice France SA/LuxCo3(h) (i) (j)	895	17,845
AT&T, Inc.	4,522	93,605
Deutsche Telekom AG (REG)	1,860	50,712
Elisa Oyj	315	13,220
HKT Trust & HKT Ltd. - Class H	8,380	12,467
Koninklijke KPN NV	8,599	42,468
NTT, Inc.	63,851	56,797
Orange SA	3,943	74,360
Singapore Telecommunications Ltd.	12,342	42,136
Swisscom AG (REG)	55	42,423
Telia Co. AB	2,670	13,005
Telstra Group Ltd.	5,397	18,927
Verizon Communications, Inc.	2,283	96,662

		574,627

Entertainment – 0.1%
Electronic Arts, Inc.	222	45,519
Liberty Media Corp.-Liberty Formula One - Class C(h)	345	32,823
Netflix, Inc.(h)	2,690	192,066
Nintendo Co., Ltd.	471	19,801
Toho Co., Ltd./Tokyo	540	4,319
Universal Music Group NV	463	9,700

		304,228

	Shares	U.S. $ Value

Interactive Media & Services – 0.5%
Alphabet, Inc. - Class A	1,048	$374,524
Alphabet, Inc. - Class C	919	324,710
Meta Platforms, Inc. - Class A	1,146	645,531
REA Group Ltd.	54	5,202
Scout24 SE	166	13,737

		1,363,704

Media – 0.0%
Omnicom Group, Inc.	94	6,846
Publicis Groupe SA	105	10,376

		17,222

Wireless Telecommunication Services – 0.1%
KDDI Corp.	5,658	95,041
SoftBank Corp.	60,933	77,807
T-Mobile US, Inc.	456	76,485
Vodafone Group PLC	11,945	15,810

		265,143

		2,524,924

Consumer Staples – 0.7%
Beverages – 0.2%
Coca-Cola Co. (The)	2,964	240,884
Coca-Cola HBC AG(h)	137	8,930
Keurig Dr. Pepper, Inc.	950	31,094
Kirin Holdings Co., Ltd.	1,054	18,177
Monster Beverage Corp.(h)	1,115	107,174
PepsiCo, Inc.	1,334	180,624

		586,883

Consumer Staples Distribution & Retail – 0.2%
Costco Wholesale Corp.	239	223,577
Dollar General Corp.	61	7,022
Jeronimo Martins SGPS SA	185	3,543
Koninklijke Ahold Delhaize NV	517	20,805
Kroger Co. (The)	1,079	59,917
Loblaw Cos. Ltd.	584	26,494
Walmart, Inc.	2,240	253,702

		595,060

Food Products – 0.1%
Danone SA	254	20,762
General Mills, Inc.	212	7,378
Hershey Co. (The)	234	41,055
Mondelez International, Inc. - Class A	974	56,336
Nestle SA (REG)	1,328	136,206
Tyson Foods, Inc. - Class A	369	21,125

		282,862

Household Products – 0.1%
Church & Dwight Co., Inc.	602	58,322
Colgate-Palmolive Co.	759	69,585
Kimberly-Clark Corp.	61	6,696
Procter & Gamble Co. (The)	1,735	254,420
Reckitt Benckiser Group PLC	340	22,146

		411,169

Personal Care Products – 0.1%
Beiersdorf AG	64	5,512
Kao Corp.	120	2,378
L’Oreal SA	101	44,274
Unilever PLC	1,397	83,915

		136,079

Tobacco – 0.0%
Imperial Brands PLC	369	13,638
Philip Morris International, Inc.	135	24,423

		38,061

		2,050,114

	Shares	U.S. $ Value

Consumer Discretionary – 0.4%
Automobile Components – 0.0%
Bridgestone Corp.	384	$8,097

Automobiles – 0.0%
Ferrari NV	116	43,117

Broadline Retail – 0.1%
Dollarama, Inc.	341	45,111
MercadoLibre, Inc.(h)	11	18,671
Next PLC	71	13,699
Pan Pacific International Holdings Corp.	1,858	9,417
Wesfarmers Ltd.	564	35,297

		122,195

Hotels, Restaurants & Leisure – 0.1%
Aristocrat Leisure Ltd.	254	10,764
Chipotle Mexican Grill, Inc.(h)	806	27,404
Compass Group PLC	1,659	53,601
Darden Restaurants, Inc.	56	11,537
Evolution AB(a)(h)	100	6,864
McDonald’s Corp.	336	90,824
Oriental Land Co., Ltd./Japan	2,288	34,842
Royal Caribbean Cruises Ltd.	106	33,658
Yum! Brands, Inc.	319	50,995

		320,489

Household Durables – 0.0%
DR Horton, Inc.	118	19,220
Garmin Ltd.	83	19,716
NVR, Inc.(h)	2	13,627
PulteGroup, Inc.	98	13,446

		66,009

Specialty Retail – 0.2%
AutoZone, Inc.(h)	19	60,723
Fast Retailing Co., Ltd.	92	47,136
Industria de Diseno Textil SA	1,192	75,135
O’Reilly Automotive, Inc.(h)	690	63,542
Ross Stores, Inc.	159	33,843
Sanrio Co., Ltd.	995	6,731
TJX Cos., Inc. (The)	1,136	172,104
Ulta Beauty, Inc.(h)	26	11,725
Williams-Sonoma, Inc.	86	20,047

		490,986

Textiles, Apparel & Luxury Goods – 0.0%
Asics Corp.	351	9,547
Deckers Outdoor Corp.(h)	100	9,929
Hermes International SCA	12	21,945
Moncler SpA	112	6,518
Pandora A/S	59	6,778

		54,717

		1,105,610

Utilities – 0.2%
Electric Utilities – 0.1%
Alliant Energy Corp.	78	5,951
American Electric Power Co., Inc.	103	14,091
Chubu Electric Power Co., Inc.	287	5,423
CLP Holdings Ltd. - Class H	2,947	27,545
Duke Energy Corp.	1,095	138,605
FirstEnergy Corp.	355	16,877
Hydro One Ltd.(a)	389	16,046
Iberdrola SA	930	23,147
PG&E Corp.	333	5,601
Power Assets Holdings Ltd. - Class H	3,063	22,320
PPL Corp.	215	7,815
Southern Co. (The)	1,402	134,185
Verbund AG	62	3,929
Xcel Energy, Inc.	211	16,943

		438,478

	Shares	U.S. $ Value

Gas Utilities – 0.0%
Hong Kong & China Gas Co., Ltd. - Class H	17,744	$14,736
Osaka Gas Co., Ltd.	480	16,173
Tokyo Gas Co., Ltd.	205	7,762

		38,671

Independent Power and Renewable Electricity Producers – 0.0%
Enlight Renewable Energy Ltd.(h)	55	4,857

Multi-Utilities – 0.1%
Ameren Corp.	201	22,721
CMS Energy Corp.	247	18,896
Consolidated Edison, Inc.	780	86,291
Dominion Energy, Inc.	110	7,512
E.ON SE	273	5,614
Engie SA	401	12,621
WEC Energy Group, Inc.	476	55,583

		209,238

Water Utilities – 0.0%
American Water Works Co., Inc.	90	11,842

		703,086

Materials – 0.2%
Chemicals – 0.1%
Air Liquide SA	115	22,773
Corteva, Inc.	83	7,029
Ecolab, Inc.	103	28,697
Givaudan SA (REG)	4	16,919
Linde PLC	211	109,496
Sherwin-Williams Co. (The)	124	42,696

		227,610

Metals & Mining – 0.1%
Barrick Mining Corp.	257	9,450
BHP Group Ltd.	2,114	88,097
Coeur Mining, Inc.	468	7,638
Fortescue Ltd.	786	10,462
Franco-Nevada Corp.	43	8,972
Kinross Gold Corp.	552	13,070
Lundin Gold, Inc.	85	4,585
Newmont Corp.	178	16,625
Rio Tinto Ltd.	167	20,093
Rio Tinto PLC	444	42,005

		220,997

		448,607

Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Cheniere Energy, Inc.	41	9,799
Chevron Corp.	214	35,473
Eni SpA	1,031	24,189
Expand Energy Corp.	312	28,451
Exxon Mobil Corp.	850	116,212
Galp Energia SGPS SA	317	6,718
Imperial Oil Ltd.	64	7,187
Inpex Corp.	993	20,037
Neste Oyj	444	14,497
Shell PLC	407	15,814
Texas Pacific Land Corp.	36	15,755
TotalEnergies SE	299	23,120
Williams Cos., Inc. (The)	553	41,110

		358,362

Real Estate – 0.0%
Health Care REITs – 0.0%
Ventas, Inc.	133	11,811
Welltower, Inc.	360	81,709

		93,520

	Shares		U.S. $ Value

Residential REITs – 0.0%
Sun Communities, Inc.		96	$11,511

Specialized REITs – 0.0%
Public Storage		70	22,282

			127,313

Total Common Stocks (cost $23,083,433)			24,239,152

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.9%
Non-Agency Fixed Rate – 1.6%
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(a)	U.S.$	48	48,082
Series 2025-6, Class A1 5.515%, 04/25/2070(a)		57	56,621
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.536%, 05/25/2070(a)		89	89,152
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 02/25/2061(a)		281	277,608
Cross Mortgage Trust Series 2025-H4, Class A1 5.596%, 06/25/2070(a)		150	150,651
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		177	175,097
Series 2026-HE1, Class A 4.982%, 01/25/2056(a)		301	296,777
GCAT Trust Series 2025-NQM2, Class A1 5.604%, 04/25/2070(a)		68	68,091
GS Mortgage-Backed Securities Trust Series 2026-CES2, Class A1A 5.227%, 06/25/2056(a)		328	326,255
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		142	141,613
Series 2025-HE3, Class A1 4.959% (CME Term SOFR + 1.35%), 03/20/2056(a)(e)		292	294,013
Series 2026-CES1, Class A1A 4.909%, 06/25/2056(a)		243	240,311
OBX Trust Series 2025-NQM8, Class A1 5.472%, 03/25/2065(a)		97	96,793
Series 2025-NQM10, Class A1 5.453%, 05/25/2065(a)		111	111,328
Series 2026-CES1, Class A1A 5.192%, 04/25/2056(a)		95	94,370
RCKT Mortgage Trust
Series 2025-CES12, Class A1A 5.027%, 11/25/2055(a)		147	146,115
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(a)		489	483,706
Series 2026-CES3, Class A1A 5.144%, 03/25/2056(a)		342	340,218
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A 4.876%, 01/25/2056(a)		290	286,819
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(a)		518	510,293

	Principal Amount (000)		U.S. $ Value

Series 2026-FIX1, Class A1 4.98%, 12/25/2065(a)	U.S.$	182	$179,770
Verus Securitization Trust Series 2025-5, Class A1 5.427%, 06/25/2070(a)		76	75,871
Series 2025-6, Class A1 5.417%, 07/25/2070(a)		80	80,189

			4,569,743

Risk Share Floating Rate – 1.1%
Connecticut Avenue Securities Trust Series 2022-R04, Class 1M2 6.728% (CME Term SOFR + 3.10%), 03/25/2042(a) (e)		130	131,136
Series 2025-R03, Class 2M1 5.228% (CME Term SOFR + 1.60%), 03/25/2045(a) (e)		82	82,015
Series 2025-R04, Class 1A1 4.628% (CME Term SOFR + 1.00%), 05/25/2045(a) (e)		37	36,688
Series 2025-R04, Class 1M1 4.828% (CME Term SOFR + 1.20%), 05/25/2045(a) (e)		42	41,743
Series 2025-R05, Class 2M1 4.828% (CME Term SOFR + 1.20%), 07/25/2045(a) (e)		200	200,041
Series 2025-R06, Class 1A1 4.528% (CME Term SOFR + 0.90%), 09/25/2045(a) (e)		107	106,911
Series 2025-R06, Class 1M1 4.578% (CME Term SOFR + 0.95%), 09/25/2045(a) (e)		112	111,670
Series 2026-R01, Class 2M1 4.628% (CME Term SOFR + 1.00%), 01/25/2046(a) (e)		165	164,596
Series 2026-R03, Class 2A1 4.728% (CME Term SOFR + 1.10%), 04/25/2046(a) (e)		94	93,873
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.278% (CME Term SOFR + 1.65%), 01/25/2034(a) (e)		60	59,583
Series 2021-HQA4, Class M2 5.978% (CME Term SOFR + 2.35%), 12/25/2041(a) (e)		415	416,941
Series 2022-DNA3, Class M1B 6.528% (CME Term SOFR + 2.90%), 04/25/2042(a) (e)		239	242,930
Series 2022-DNA5, Class M1B 8.128% (CME Term SOFR + 4.50%), 06/25/2042(a) (e)		769	795,691
Series 2022-DNA7, Class M1A 6.128% (CME Term SOFR + 2.50%), 03/25/2052(a) (e)		91	91,196
Series 2024-HQA2, Class M1 4.828% (CME Term SOFR + 1.20%), 08/25/2044(a) (e)		114	113,654
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.728% (CME Term SOFR + 1.10%), 05/25/2045(a) (e)		29	28,985
Series 2025-DNA2, Class M1 4.828% (CME Term SOFR + 1.20%), 05/25/2045(a) (e)		13	12,972
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.728% (CME Term SOFR + 1.10%), 10/25/2045(a) (e)		228	228,305
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 4.578% (CME Term SOFR + 0.95%), 02/25/2045(a) (e)		89	88,655
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2026-HQA1 Series 2026-HQA1, Class A1 4.628% (CME Term SOFR + 1.00%), 05/25/2046(a) (e)		37	37,509
Series 2026-HQA1, Class M1 4.878% (CME Term SOFR + 1.25%), 05/25/2046(a) (e)		35	35,500

			3,120,594

Non-Agency Floating Rate – 1.0%
Angel Oak Mortgage Trust Series 2025-10, Class A1 4.96%, 09/25/2070(a) (e)		172	170,130
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.496%, 02/25/2065(a)		129	128,950

	Principal Amount (000)		U.S. $ Value

Series 2026-NQM4, Class A1 5.183%, 03/25/2066(a)	U.S.$	173	$172,244
CLIP Trust Series 2026-NQM1, Class A1 0.00%, 05/25/2071(a)		98	97,265
COLT Mortgage Loan Trust Series 2025-10, Class A1 5.088%, 10/25/2070(a)		89	88,634
Cross Mortgage Trust Series 2025-H9, Class A1 5.036%, 11/25/2070(a)		152	151,050
Series 2026-NQM6, Class A1 5.268%, 05/25/2071(a)		200	199,465
Series 2026-NQM7, Class A1 5.458%, 06/25/2071(a)		99	98,535
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.628% (CME Term SOFR + 2.00%), 01/25/2051(a) (e)		18	18,477
HOMES Trust Series 2026-NQM3, Class A1 5.262%, 04/27/2071(a)		272	269,959
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM9, Class A1 5.016%, 09/25/2070(a)		87	85,705
Series 2026-NEW1, Class A1 5.276%, 04/27/2071(a)		286	283,983
Series 2026-NQM5, Class A1 5.488%, 04/27/2071(a)		115	114,890
OBX Trust Series 2026-NQM6, Class A1 5.063%, 04/26/2066(a)		104	102,869
Series 2026-NQM7, Class A1 5.22%, 04/25/2066(a)		207	206,155
Santander Mortgage Asset Receivable Trust Series 2025-NQM6, Class A1 5.138%, 11/25/2065(a)		147	145,480
Series 2026-NQM2, Class A1 4.704%, 01/25/2066(a)		109	107,168
Verus Securitization Trust Series 2025-9, Class A1 4.935%, 10/27/2070(a) (e)		89	88,752
Series 2026-5, Class A1 5.362%, 05/25/2071(a)		140	139,689
Series 2026-R4, Class A1 5.275%, 12/27/2067(a)		136	135,275

			2,804,675

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4693, Class SL 2.443% (6.04% – CME Term SOFR), 06/15/2047(e) (k)		885	86,670
Series 4719, Class JS 2.443% (6.04% – CME Term SOFR), 09/15/2047(e) (k)		273	27,786
Series 4954, Class SL 2.308% (5.94% – CME Term SOFR), 02/25/2050(e) (k)		834	81,979
Series 4981, Class HS 2.358% (5.99% – CME Term SOFR), 06/25/2050(e) (k)		2,135	203,509
Federal National Mortgage Association REMICS Series 2014-78, Class SE 2.358% (5.99% – CME Term SOFR), 12/25/2044(e) (k)		283	27,677
Series 2016-77, Class DS 2.258% (5.89% – CME Term SOFR), 10/25/2046(e) (k)		688	64,480
Series 2017-62, Class AS 2.408% (6.04% – CME Term SOFR), 08/25/2047(e) (k)		340	34,136
Series 2017-97, Class LS 2.458% (6.09% – CME Term SOFR), 12/25/2047(e) (k)		673	66,563

	Principal Amount (000)		U.S. $ Value

Series 2017-97, Class SW 2.458% (6.09% – CME Term SOFR), 12/25/2047(e) (k)	U.S.$	342	$35,219
Government National Mortgage Association Series 2017-65, Class ST 2.396% (6.04% – CME Term SOFR 1 Month), 04/20/2047(e) (k)		446	47,569
Series 2017-122, Class SA 2.446% (6.09% – CME Term SOFR 1 Month), 08/20/2047(e) (k)		346	38,276
Series 2017-134, Class SE 2.446% (6.09% – CME Term SOFR 1 Month), 09/20/2047(e) (k)		259	27,438

			741,302

Total Collateralized Mortgage Obligations (cost $11,216,002)			11,236,314

ASSET-BACKED SECURITIES – 3.7%
Other ABS – Fixed Rate – 2.6%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,085	1,036,166
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(a)		160	158,677
Clarus Capital Funding LLC Series 2024-1A, Class B 4.79%, 08/20/2032(a)		115	115,015
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		180	164,325
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		32	32,199
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	1,109,546
FIP Master Funding LLC Series 2025-1A, Class A1 4.98%, 10/15/2055(a)		120	118,310
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		275	253,310
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		31	31,115
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		126	119,445
Series 2025-1A, Class A 4.97%, 09/22/2042(a)		86	85,999
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		805	763,289
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,006	1,007,690
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	125,379
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		499	439,937
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	408,543
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)		74	74,138

	Principal Amount (000)		U.S. $ Value

Pagaya AI Debt Grantor Trust
Series 2024-5, Class A 6.278%, 10/15/2031(a)	U.S.$	17	$17,370
Series 2024-9, Class B 5.306%, 03/15/2032(a)		201	200,701
Series 2025-8, Class A2 4.851%, 07/15/2033(a)		100	99,880
Pagaya AI Debt Trust Series 2025-4, Class A2 5.373%, 01/17/2033(a)		101	101,295
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(a) (e)		21	20,811
Series 2025-1A, Class B 5.20%, 07/20/2032(a) (e)		51	51,318
SCF Equipment Leasing LLC Series 2025-1A, Class A3 5.11%, 11/21/2033(a)		100	100,851
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		48	47,861
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(a)		165	164,026
Series 2026-1A, Class B 4.90%, 06/20/2033(a)		120	119,268
Upgrade Master Pass-Thru Trust Series 2026-ST1, Class A 4.244%, 03/15/2034(a)		159	158,245
UPSTART Securitization Trust
Series 2026-1, Class A1 4.142%, 02/22/2027(a)		44	44,161
Series 2026-3, Class A2 4.77%, 07/20/2036(a)		150	149,947
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)		117	116,692

			7,435,509

Autos – Fixed Rate – 1.1%
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		399	400,729
Bridgecrest Lending Auto Securitization Trust Series 2026-2, Class A2 4.24%, 09/15/2028		210	209,966
Carvana Auto Receivables Trust
Series 2021-N3, Class C 1.02%, 06/12/2028		27	26,237
Series 2021-N4, Class D 2.30%, 09/11/2028		23	22,281
Series 2021-P4, Class D 2.61%, 09/11/2028		596	579,533
CPS Auto Receivables Trust Series 2026-B, Class A 4.35%, 02/15/2030(a)		298	297,490
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(a)		145	144,977
Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		140	140,929
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		228	229,828

	Principal Amount (000)		U.S. $ Value

Series 2025-2A, Class A2 5.18%, 05/15/2030(a) (e)	U.S.$	89	$89,503
Series 2026-1A, Class A2 4.68%, 07/15/2030(a)		78	77,841
Lobel Automobile Receivables Trust Series 2026-1, Class A 4.88%, 10/16/2028(a)		213	212,949
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		20	20,182
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		75	75,285
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(a)		47	46,629
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		175	174,971
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.038%, 07/25/2031(a)		36	36,291
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		3	3,381
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(h) (i) (j) (l) (m)		17	15,884
United Auto Credit Securitization Trust Series 2026-1, Class A 4.41%, 06/12/2028(a)		131	131,047
Westlake Automobile Receivables Trust Series 2026-2A, Class A2A 4.26%, 06/15/2029(a)		178	177,861
Wheels Fleet Lease Funding 1 LLC
Series 2023-2A, Class A 6.46%, 08/18/2038(a)		31	31,061
Series 2024-2A, Class A1 4.87%, 06/21/2039(a)		99	99,611

			3,244,466

Total Asset-Backed Securities (cost $10,959,784)			10,679,975

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.5%
Non-Agency Floating Rate CMBS – 0.8%
ALA Trust Series 2025-OANA, Class A 5.369% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a) (e)		125	125,538
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.475% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a) (e)		100	100,387
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A 5.225% (CME Term SOFR 1 Month + 1.60%), 12/15/2042(a) (e)		131	131,246
BX Commercial Mortgage Trust Series 2019-IMC, Class E 5.821% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (e)		430	426,856
Series 2024-AIR2, Class A 5.118% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a) (e)		106	105,839
DBC Mortgage Trust Series 2025-DBC, Class A 4.976% (CME Term SOFR 1 Month + 1.35%), 11/15/2042(a) (e)		200	200,187

	Principal Amount (000)		U.S. $ Value

Great Wolf Trust Series 2024-WOLF, Class A 5.167% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a) (e)	U.S.$	232	$232,435
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.018% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a) (e)		117	117,219
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.167% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a) (e)		176	176,110
KIND Trust Series 2021-KIND, Class A 4.69% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(a) (e)		99	99,015
MLTI Trust Series 2026-MLTI, Class A10 5.021% (CME Term SOFR 1 Month + 1.40%), 06/15/2031(a) (e)		180	180,281
NJ Trust Series 2023-GSP, Class A 6.697%, 01/06/2029(a)		165	169,473
ORL Trust Series 2024-GLKS, Class A 5.118% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a) (e)		100	100,188
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.068% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(a) (e)		269	267,633

			2,432,407

Non-Agency Fixed Rate CMBS – 0.6%
Commercial Mortgage Trust Series 2010-C1, Class D 5.985%, 07/10/2046(a)		597	593,505
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.038%, 01/15/2041(a)		116	116,304
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.387%, 08/10/2044(a)		26	21,568
GSF 2021 1 Issuer LLC 08/26 1
Series 2021-1, Class A2 2.435%, 08/15/2026(l)		618	612,765
Series 2021-1, Class AS 2.638%, 08/15/2026(l)		39	38,273
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 1.402%, 09/15/2047(n)		613	6
NYC Commercial Mortgage Trust Series 2025-28L, Class A 4.824%, 11/05/2038(a)		165	163,659
TORY Commercial Mortgage Trust Series 2026-HGTS, Class A 5.075%, 01/13/2046(a)		200	196,260
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.553%, 12/15/2059		125	121,934

			1,864,274

Non-Agency Fixed Rate – 0.1%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(a)		149	147,413

Total Commercial Mortgage-Backed Securities (cost $4,482,904)			4,444,094

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.4%
CLO – Floating Rate – 1.4%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.814% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a) (e)	U.S.$	250	$249,875
Allegany Park CLO Ltd. Series 2019-1A, Class ARR 4.775% (CME Term SOFR 3 Month + 1.10%), 01/20/2035(a) (e)		250	250,017
AMMC CLO 27 Ltd. Series 2022-27A, Class A1R 4.755% (CME Term SOFR 3 Month + 1.08%), 01/20/2037(a) (e)		214	213,526
Clover CLO LLC Series 2021-3A, Class BR 5.117% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a) (e)		250	250,361
Diameter Capital CLO 9 Ltd. Series 2025-9A, Class A 4.845% (CME Term SOFR 3 Month + 1.17%), 04/20/2038(a) (e)		250	249,771
Galaxy 36 CLO Ltd. Series 2025-36A, Class A1 4.903% (CME Term SOFR 3 Month + 1.23%), 10/15/2038(a) (e)		150	150,092
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 4.835% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(a) (e)		250	250,001
HPS Loan Management Ltd.
Series 2024-19A, Class A1R 4.899% (CME Term SOFR 3 Month + 1.26%), 04/15/2037(a) (e)		250	250,200
Series 2026-28A, Class A1 4.995% (CME Term SOFR 3 Month + 1.22%), 07/20/2039(a) (e)		149	148,949
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.130% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a) (e)		250	250,024
Midocean Credit CLO Xxiii Series 2026-23A, Class A1 4.876% (CME Term SOFR 3 Month + 1.24%), 07/18/2039(a) (e)		214	214,311
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 4.630% (CME Term SOFR 3 Month + 0.95%), 07/16/2036(a) (e)		250	250,044
Oaktree CLO Ltd. Series 2026-34A, Class A 4.855% (CME Term SOFR 3 Month + 1.23%), 04/15/2039(a) (e)		250	250,225
OCP CLO Ltd.
Series 2021-23A, Class B1R2 5.130% (CME Term SOFR 3 Month + 1.45%), 01/17/2039(a) (e)		250	250,123
Series 2026-50A, Class A1 4.87% (CME Term SOFR 3 Month + 1.20%), 07/15/2039(a) (e)		135	135,307
Palmer Square CLO Ltd. Series 2026-1A, Class A 4.864% (CME Term SOFR 3 Month + 1.19%), 04/20/2039(a) (e)		250	250,063
Pikes Peak CLO 18 Series 2025-18A, Class A1 4.895% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a) (e)		250	250,258
Trestles CLO X Ltd. Series 2026-10A, Class A1 4.849% (CME Term SOFR 3 Month + 1.18%), 04/20/2039(a) (e)		250	250,140

Total Collateralized Loan Obligations (cost $4,112,082)			4,113,287

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 1.1%
Industrial - 1.0%
Capital Goods – 0.0%
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, 12/15/2030(a)	EUR	100	$118,111

Communications - Media – 0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		320	353,383

Communications – Telecommunications – 0.2%
Altice France SA 4.75%, 10/15/2030(a)		132	146,750
Fibercop SpA 4.75%, 06/30/2030(a)		135	157,281
Vmed O2 UK Financing I PLC 5.625%, 04/15/2032(a)		100	100,549
Vodafone Group PLC 3.00%, 08/27/2080(a)		100	110,069

			514,649

Consumer Cyclical - Automotive – 0.1%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	U.S.$	143	141,723
5.30%, 09/13/2027(a)		59	58,859

			200,582

Consumer Cyclical - Other – 0.1%
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)		51	48,451
4.75%, 01/15/2028(a)		69	68,557
Travel & Leisure Co. 6.25%, 06/01/2031(a)		143	143,901

			260,909

Consumer Cyclical - Retailers – 0.0%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		103	105,652

Consumer Non-Cyclical – 0.3%
CVS Health Corp. 6.75%, 12/10/2054		19	19,785
7.00%, 03/10/2055		242	251,070
IQVIA, Inc. 4.625%, 06/15/2033(a)	EUR	154	178,399
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		200	225,789
Tenet Healthcare Corp. 5.125%, 11/01/2027	U.S.$	79	78,993

			754,036

Energy – 0.1%
Sunoco LP 5.625%, 03/15/2031(a)		131	130,024
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		77	78,627

			208,651

Technology – 0.1%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	100	111,464
OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(a)	U.S.$	186	194,740

			306,204

			2,822,177

Utility – 0.1%

Electric – 0.1%
Neoen Finco PLC 5.50%, 06/15/2031(a)	EUR	124	144,339

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.0%
Holding d’Infrastructures des Metiers de l’Environnement SAS 4.875%, 10/24/2029(a)	EUR	100	$116,945

			261,284

Financial Institutions – 0.0%
REITs – 0.0%
alstria SARL 4.25%, 10/15/2029(a)		100	111,734

Total Corporates – Non-Investment Grade (cost $3,219,631)			3,195,195

	Notional Amount

PURCHASED OPTIONS – PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Price EUR Index Expiration: Jun 2027; Contracts: 1,640; Exercise Price: EUR 5,100.00; Counterparty: UBS AG(h)	EUR	8,364,000	213,281
FTSE 100 Index Expiration: Mar 2027; Contracts: 190; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(h)	GBP	1,748,000	32,651
FTSE 100 Index Expiration: Mar 2027; Contracts: 100; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(h)	GBP	920,000	17,185
FTSE 100 Index Expiration: Mar 2027; Contracts: 60; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(h)	GBP	552,000	10,311
FTSE 100 Index Expiration: Mar 2027; Contracts: 30; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(h)	GBP	276,000	5,156
Nikkei 225 Index Expiration: Jun 2027; Contracts: 17,000; Exercise Price: JPY 52,500.00; Counterparty: UBS AG(h)	JPY	892,500,000	253,597
S&P 500 Index Expiration: May 2027; Contracts: 10,000; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(h)	USD	61,750,000	1,342,494
S&P 500 Index Expiration: May 2027; Contracts: 2,100; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(h)	USD	12,967,500	281,955
S&P 500 Index Expiration: May 2027; Contracts: 1,200; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(h)	USD	7,410,000	161,117

Total Purchased Options – Puts (premium paid $2,929,524)			2,317,747

	Principal Amount (000)

COVERED BONDS – 0.6%
BPCE SFH SA Series E 0.01%, 01/29/2029(a)	EUR	200	212,604
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		200	228,266

	Principal Amount (000)		U.S. $ Value

Caisse Francaise de Financement Local SA 3.25%, 02/19/2029(a)	EUR	200	$230,599
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(a)		100	111,830
Credit Mutuel Home Loan SFH SA Series E 3.25%, 10/31/2029(a)		100	115,499
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		461	490,878
Santander UK PLC Series E 3.00%, 03/12/2029(a)		145	166,063
Societe Generale SFH SA 0.125%, 07/18/2029(a)		200	210,247

Total Covered Bonds (cost $1,738,809)			1,765,986

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Chile – 0.0%
Chile Government International Bond 3.75%, 01/14/2032		117	135,357

Colombia – 0.1%
Colombia Government International Bond 5.00%, 09/19/2032		150	169,861

Hong Kong – 0.1%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	1,000	163,065

Indonesia – 0.1%
Indonesia Government International Bond 2.50%, 10/31/2030		1,000	146,177
4.50%, 05/29/2033	EUR	111	128,217

			274,394

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033	U.S.$	403	394,988

Romania – 0.1%
Romanian Government International Bond 5.75%, 09/16/2030(a)		342	343,659

Saudi Arabia – 0.1%
KSA Sukuk Ltd. 5.25%, 06/04/2027(a)		200	201,038

Total Governments - Sovereign Bonds (cost $1,649,322)			1,682,362

GOVERNMENTS - SOVEREIGN AGENCIES – 0.6%
Belgium – 0.1%
Dexia SA Series E 0.00%, 01/21/2028(a)	EUR	200	218,950

Canada – 0.2%
Canada Housing Trust No. 1 3.55%, 09/15/2032(a)	CAD	535	383,421
4.25%, 03/15/2034(a)		270	201,276

			584,697

	Principal Amount (000)		U.S. $ Value

France – 0.2%
SNCF Reseau Series E 1.125%, 05/25/2030(a)	EUR	500	$530,589

Netherlands – 0.1%
BNG Bank NV 3.50%, 07/19/2027	AUD	488	333,285

Total Governments - Sovereign Agencies (cost $1,628,012)			1,667,521

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	U.S.$	60	60,266
Commonwealth Financing Authority (Commonwealth of Pennsylvania Dept. of Education State Lease) Series 2016-A 4.144%, 06/01/2038		80	75,000
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		652	636,117
2.154%, 07/01/2030		60	54,975
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		1,130	780,948

Total Local Governments – US Municipal Bonds (cost $1,960,443)			1,607,306

AGENCIES – 0.4%
Agency Debentures – 0.4%
Federal Home Loan Banks 4.00%, 06/30/2028		865	861,990
4.75%, 12/08/2028		265	268,034

Total Agencies (cost $1,131,922)			1,130,024

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2029	BRL	4,212	752,239

South Africa – 0.1%
Republic of South Africa Government Bond Series 2048 8.75%, 02/28/2048	ZAR	3,816	228,825

Total Emerging Markets – Treasuries (cost $949,188)			981,064

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(h) (l) (m)	U.S.$	200	$123,190
Volcan Cia Minera SAA 8.50%, 10/28/2032(a)		21	21,649

			144,839

Energy – 0.2%
Ecopetrol SA 5.875%, 11/02/2051		182	145,637
8.375%, 01/19/2036		220	236,720
8.625%, 01/19/2029		41	43,569
Raizen Fuels Finance SA 6.70%, 02/25/2037(h) (l) (m)		400	220,000

			645,926

Total Emerging Markets - Corporate Bonds (cost $1,012,695)			790,765

SUPRANATIONALS – 0.2%
European Union Series UFA 3.375%, 10/05/2054(a)	EUR	325	331,424
4.00%, 04/04/2044(a)		223	261,601

Total Supranationals (cost $599,812)			593,025

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.1%
Petroleos Mexicanos 5.625%, 01/23/2046	U.S.$	433	345,962

Saudi Arabia – 0.1%
Gaci First Investment Co. Series E 3.375%, 10/14/2032(a)	EUR	200	223,486

Total Quasi-Sovereigns (cost $580,022)			569,448

EMERGING MARKETS - SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)	U.S.$	250	250,378

Uzbekistan – 0.0%
Republic of Uzbekistan International Bond 5.10%, 02/25/2029(a)	EUR	100	117,005

Total Emerging Markets - Sovereigns (cost $368,698)			367,383

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS – CANADIAN MUNICIPAL
BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $51,972)	CAD	70	$51,160

	Shares

RIGHTS – 0.0%
Financials – 0.0%
Capital Markets – 0.0%
Hologic, Inc. (CVR)(h) (i) (j) (cost $3)		359	4

SHORT-TERM INVESTMENTS – 9.0%
Investment Companies – 8.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(f) (g) (o) (cost $23,243,460)		23,243,460	23,243,460

	Principal Amount (000)

U.S. Treasury Bills – 0.9%
U.S. Treasury Bill Zero Coupon, 07/09/2026 (cost $2,562,852)	U.S.$	2,565	2,562,829

Total Short-Term Investments (cost $25,806,312)			25,806,289

Total Investments – 106.7% (cost $302,946,321)(p)			307,818,954
Other assets less liabilities – (6.7)%			(19,205,651)

Net Assets – 100.0%			$288,613,303

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	43	September 2026	$3,269,383	$42,033
E-Mini Russell 2000 Index Futures	23	September 2026	3,502,440	118,887
Euro STOXX 50 Index Futures	20	September 2026	1,452,473	10,936
Euro-BOBL Futures	4	September 2026	527,333	2,600
Euro-BTP Futures	3	September 2026	409,108	5,035
Euro-OAT Futures	7	September 2026	959,624	10,150
Euro-Schatz Futures	2	September 2026	242,140	455
FTSE 100 Index Futures	7	September 2026	978,794	1,848
Long Gilt Futures	88	September 2026	10,413,269	142,096
Mini Japan 10 Yr Government Bond Futures	8	September 2026	628,654	3,175
MSCI Emerging Markets Index Futures	3	September 2026	263,595	(4,371)
Nikkei 225 (OSE) Futures	2	September 2026	863,372	1,223
S&P 500 E-Mini Futures	145	September 2026	54,724,813	363,164
S&P Mid 400 E-Mini Futures	7	September 2026	2,719,500	59,510
TOPIX Index Futures	14	September 2026	3,446,723	32,233
U.S. Long Bond (CBT) Futures	8	September 2026	908,000	13,238
U.S. T-Note 2 Yr (CBT) Futures	102	September 2026	21,025,547	(11,173)
U.S. T-Note 5 Yr (CBT) Futures	260	September 2026	27,832,187	118,076
U.S. T-Note 10 Yr (CBT) Futures	58	September 2026	6,373,656	43,512

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
Australian 3 Yr Bond Futures	16	September 2026	$1,158,651	$(4,953)
Australian 10 Yr Bond Futures	9	September 2026	684,290	(5,007)
Euro STOXX 50 Index Futures	2	September 2026	145,247	(1,294)
Euro-Bund Futures	45	September 2026	6,547,440	(81,378)
FTSE 100 Index Futures	19	September 2026	2,656,727	(4,238)
Japan 10 Yr Bond (OSE) Futures	12	September 2026	9,429,810	(40,054)
MSCI Emerging Markets Index Futures	27	September 2026	2,372,355	29,111
MSCI Singapore ETS Index Futures	3	July 2026	110,945	550
OMXS 30 Index Futures	9	July 2026	298,597	(5,214)
S&P/TSX 60 Index Futures	7	September 2026	2,029,247	3,949
SPI 200 Futures	28	September 2026	4,253,245	37,655
U.S. 10 Yr Ultra Futures	68	September 2026	7,647,875	(89,096)
U.S. Long Bond (CBT) Futures	31	September 2026	3,518,500	(56,232)
U.S. T-Note 2 Yr (CBT) Futures	27	September 2026	5,565,586	(2,437)
U.S. Ultra Bond (CBT) Futures	12	September 2026	1,393,875	(23,615)

				$710,374

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	3,169	USD	621	07/02/2026	$7,250
Bank of America NA	BRL	913	USD	176	07/02/2026	(489)
Bank of America NA	USD	787	BRL	4,083	07/02/2026	3,585
Bank of America NA	USD	315	COP	1,089,485	07/15/2026	2,691
Bank of America NA	KRW	229,919	USD	156	07/16/2026	7,440
Bank of America NA	THB	20,888	USD	640	08/07/2026	9,020
Barclays Capital, Inc.	AUD	1,094	USD	783	07/09/2026	25,336
Barclays Capital, Inc.	USD	2,673	EUR	2,314	09/11/2026	(21,372)
Barclays Capital, Inc.	USD	182	MYR	744	09/17/2026	1,020
BNP Paribas SA	USD	646	AUD	901	07/09/2026	(22,221)
BNP Paribas SA	IDR	2,918,641	USD	164	07/16/2026	1,164
BNP Paribas SA	EUR	9,542	USD	11,104	08/07/2026	185,947
Citibank NA	BRL	2,256	USD	436	07/02/2026	(1,207)
Citibank NA	USD	434	BRL	2,256	07/02/2026	2,900
Citibank NA	CAD	8,473	USD	6,188	07/09/2026	212,704
Citibank NA	COP	949,911	USD	272	07/15/2026	(5,250)
Citibank NA	PEN	823	USD	238	07/15/2026	(2,365)
Citibank NA	GBP	8,832	USD	11,936	07/16/2026	221,327
Citibank NA	IDR	3,412,941	USD	191	07/16/2026	564
Citibank NA	BRL	1,803	USD	344	08/04/2026	(2,521)
Citibank NA	CHF	1,622	USD	2,064	09/11/2026	40,593
Deutsche Bank AG	AUD	956	USD	684	07/09/2026	22,391
Deutsche Bank AG	CAD	1,519	USD	1,115	07/09/2026	43,711
Deutsche Bank AG	HUF	310,929	USD	1,001	07/23/2026	3,771
Goldman Sachs Bank USA	AUD	1,088	USD	778	07/09/2026	24,982
Goldman Sachs Bank USA	CAD	2,497	USD	1,757	07/09/2026	(3,509)
Goldman Sachs Bank USA	NZD	1,635	USD	961	07/09/2026	31,990
Goldman Sachs Bank USA	USD	778	CAD	1,075	07/09/2026	(20,187)
Goldman Sachs Bank USA	USD	354	IDR	6,152,476	07/16/2026	(10,498)
Goldman Sachs Bank USA	USD	747	KRW	1,141,038	07/16/2026	(8,806)
Goldman Sachs Bank USA	USD	178	MYR	720	09/17/2026	(1,040)
HSBC Bank USA	CAD	1,712	USD	1,251	07/09/2026	43,941
HSBC Bank USA	CLP	186,002	USD	208	07/15/2026	6,198
HSBC Bank USA	USD	1,493	GBP	1,127	07/16/2026	2,096
HSBC Bank USA	USD	171	BRL	895	08/04/2026	1,274
HSBC Bank USA	CNH	7,901	USD	1,164	08/07/2026	(1,732)
HSBC Bank USA	EUR	5,742	USD	6,651	08/26/2026	75,522
JPMorgan Chase Bank	COP	200,955	USD	57	07/15/2026	(1,761)
JPMorgan Chase Bank	EUR	682	USD	780	09/11/2026	(1,614)
Morgan Stanley Capital Services, Inc.	AUD	1,546	USD	1,106	07/09/2026	35,825
Morgan Stanley Capital Services, Inc.	USD	209	CLP	185,926	07/15/2026	(7,727)
Morgan Stanley Capital Services, Inc.	IDR	16,548,906	USD	964	07/16/2026	41,145

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	CNH	16,069	USD	2,372	08/07/2026	$516
Morgan Stanley Capital Services, Inc.	JPY	953,998	USD	5,991	08/27/2026	97,119
Morgan Stanley Capital Services, Inc.	CHF	1,969	USD	2,485	09/11/2026	30,015
Morgan Stanley Capital Services, Inc.	EUR	4,552	USD	5,301	09/11/2026	83,673
Morgan Stanley Capital Services, Inc.	USD	1,806	EUR	1,551	09/11/2026	(28,501)
Standard Chartered Bank	USD	1,084	TWD	34,597	07/21/2026	978
State Street Bank & Trust Co.	AUD	132	USD	94	07/09/2026	2,804
State Street Bank & Trust Co.	AUD	182	USD	126	07/09/2026	(249)
State Street Bank & Trust Co.	CAD	2,210	USD	1,596	07/09/2026	36,609
State Street Bank & Trust Co.	NZD	50	USD	30	07/09/2026	991
State Street Bank & Trust Co.	USD	92	AUD	129	07/09/2026	(3,022)
State Street Bank & Trust Co.	USD	798	CAD	1,105	07/09/2026	(18,339)
State Street Bank & Trust Co.	USD	989	NZD	1,675	07/09/2026	(37,161)
State Street Bank & Trust Co.	EUR	643	USD	761	07/15/2026	25,342
State Street Bank & Trust Co.	GBP	1,417	USD	1,911	07/16/2026	30,605
State Street Bank & Trust Co.	USD	1,770	GBP	1,338	07/16/2026	4,608
State Street Bank & Trust Co.	USD	1,079	GBP	795	07/16/2026	(24,967)
State Street Bank & Trust Co.	USD	231	ZAR	3,806	07/16/2026	836
State Street Bank & Trust Co.	USD	182	ZAR	2,947	07/16/2026	(1,779)
State Street Bank & Trust Co.	ZAR	7,265	USD	438	07/16/2026	(4,535)
State Street Bank & Trust Co.	HUF	24,434	USD	81	07/23/2026	2,483
State Street Bank & Trust Co.	PLN	486	USD	133	07/23/2026	4,191
State Street Bank & Trust Co.	USD	597	HUF	180,113	07/23/2026	(18,605)
State Street Bank & Trust Co.	MXN	3,549	USD	203	08/06/2026	633
State Street Bank & Trust Co.	CNH	2,391	USD	355	08/07/2026	2,189
State Street Bank & Trust Co.	THB	24,459	USD	749	08/07/2026	10,712
State Street Bank & Trust Co.	USD	360	CNH	2,434	08/07/2026	(794)
State Street Bank & Trust Co.	JPY	78,527	USD	492	08/27/2026	7,012
State Street Bank & Trust Co.	NOK	492	USD	50	09/10/2026	609
State Street Bank & Trust Co.	SEK	2,299	USD	238	09/10/2026	(298)
State Street Bank & Trust Co.	EUR	73	USD	84	09/11/2026	182
State Street Bank & Trust Co.	EUR	199	USD	227	09/11/2026	(1,292)
UBS	CAD	2,490	USD	1,768	07/09/2026	11,132
UBS	USD	1,662	NZD	2,872	07/09/2026	(30,759)

						$1,125,026

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2026		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.03%	USD	901	$(74,012)	$(34,580)	$(39,432)
iTraxx Australia Series 45, 5 Year Index, 06/20/2031*	(1.00)	Quarterly	0.68	USD	4,255	(61,432)	(25,469)	(35,963)
Malaysia, 06/20/2031*	(1.00)	Quarterly	0.38	USD	6,590	(186,514)	(146,020)	(40,494)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00	Quarterly	3.03	USD	2,426	199,263	168,468	30,795
CDX-NAIG Series 46, 5 Year Index, 06/20/2031*	1.00	Quarterly	0.51	USD	4,262	94,704	68,178	26,526

						$(27,991)	$30,577	$(58,568)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	$168,282	$—	$168,282
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	165,774	—	165,774
USD	4,160	07/15/2027	2.753%	CPI#	Maturity	107,042	—	107,042

						$441,098	$—	$441,098

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	840	10/04/2026	1.150%	1 Day SOFR	Annual	$22,321	$6,401	$15,920
USD	420	11/08/2026	1.450%	1 Day SOFR	Annual	9,765	3,878	5,887
USD	420	11/09/2026	1.505%	1 Day SOFR	Annual	9,505	3,807	5,698
USD	1,040	04/04/2027	2.240%	1 Day SOFR	Annual	17,044	14,334	2,710
USD	580	04/26/2027	2.110%	1 Day SOFR	Annual	10,347	8,911	1,436
USD	10,260	06/05/2027	0.343%	1 Day SOFR	Annual	367,028	332,439	34,589
USD	6,030	07/20/2027	1.885%	1 Day SOFR	Annual	246,869	130,969	115,900
BRL	3,590	01/02/2029	1 Day CDI	12.618%	Maturity	(20,048)	—	(20,048)
BRL	1,557	01/02/2029	1 Day CDI	12.682%	Maturity	(8,312)	—	(8,312)
BRL	1,508	01/02/2029	1 Day CDI	13.220%	Maturity	(4,639)	—	(4,639)
BRL	1,386	01/02/2029	1 Day CDI	13.020%	Maturity	(5,320)	—	(5,320)
BRL	1,321	01/02/2029	1 Day CDI	12.490%	Maturity	(7,730)	—	(7,730)
BRL	1,321	01/02/2029	1 Day CDI	12.555%	Maturity	(7,390)	—	(7,390)
USD	1,360	09/27/2029	1.300%	1 Day SOFR	Annual	133,861	99,861	34,000
USD	1,830	12/13/2029	1.537%	1 Day SOFR	Annual	161,295	94,036	67,259
CNY	9,158	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	8,121	—	8,121
CNY	6,221	04/03/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	5,692	—	5,692
CNY	5,759	04/03/2030	China 7-Day Reverse Repo Rate	1.583%	Quarterly	5,005	—	5,005
USD	15,740	05/21/2031	1.395%	1 Day SOFR	Annual	1,779,213	1,550,257	228,956
NZD	1,088	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	17,459	—	17,459
NZD	552	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	8,918	—	8,918
USD	1,010	11/10/2035	2.390%	1 Day SOFR	Annual	134,422	93,044	41,378
NZD	290	12/05/2035	3 Month BKBM	3.980%	Quarterly/ Semi-Annual	315	—	315

						$2,883,741	$2,337,937	$545,804

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	569	09/18/2026	$(22,766)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at June 30, 2026
HSBC Securities (USA), Inc.†	USD	1,961	3.77%	—	$2,041,268

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2026.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$2,041,268	$-0-	$-0-	$-0-	$2,041,268

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $63,284,034 or 21.9% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2026.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	Non-income producing security.
(i)	Fair valued by the Adviser.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Inverse interest only security.
(l)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.34% of net assets as of June 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Braskem Netherlands Finance BV 4.50%, 01/10/2028	12/12/2023	$183,707	$123,190	0.04%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	619,069	612,765	0.21%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	39,020	38,273	0.01%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025	398,438	220,000	0.07%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	16,989	15,884	0.01%

(m)	Defaulted.
(n)	IO - Interest Only.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of June 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,354,738 and gross unrealized depreciation of investments was $(11,372,623), resulting in net unrealized appreciation of $9,982,115.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDI - Certificado de Depósito Interbancário

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CVR – Contingent Value Rights

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$52,799,136	$-0-	$52,799,136
Inflation-Linked Securities	-0-	50,774,590	-0-	50,774,590
Corporates - Investment Grade	-0-	44,140,486	-0-	44,140,486
Investment Companies	37,822,003	-0-	-0-	37,822,003
Mortgage Pass-Throughs	-0-	25,044,638	-0-	25,044,638
Common Stocks	18,479,963	5,741,344	17,845	24,239,152
Collateralized Mortgage Obligations	-0-	11,236,314	-0-	11,236,314
Asset-Backed Securities	-0-	10,664,091	15,884	10,679,975
Commercial Mortgage-Backed Securities	-0-	4,444,094	-0-	4,444,094
Collateralized Loan Obligations	-0-	4,113,287	-0-	4,113,287
Corporates - Non-Investment Grade	-0-	3,195,195	-0-	3,195,195
Purchased Options - Puts	-0-	2,317,747	-0-	2,317,747
Covered Bonds	-0-	1,765,986	-0-	1,765,986
Governments - Sovereign Bonds	-0-	1,682,362	-0-	1,682,362
Governments - Sovereign Agencies	-0-	1,667,521	-0-	1,667,521
Local Governments - US Municipal Bonds	-0-	1,607,306	-0-	1,607,306
Agencies	-0-	1,130,024	-0-	1,130,024
Emerging Markets - Treasuries	-0-	981,064	-0-	981,064
Emerging Markets - Corporate Bonds	-0-	790,765	-0-	790,765
Supranationals	-0-	593,025	-0-	593,025
Quasi-Sovereigns	-0-	569,448	-0-	569,448
Emerging Markets - Sovereigns	-0-	367,383	-0-	367,383
Local Governments - Canadian Municipal Bonds	-0-	51,160	-0-	51,160
Rights	-0-	-0-	4	4
Short-Term Investments:
Investment Companies	23,243,460	-0-	-0-	23,243,460
U.S. Treasury Bills	-0-	2,562,829	-0-	2,562,829

Total Investments in Securities	79,545,426	228,239,795	33,733	307,818,954
Other Financial Instruments(a):
Assets:
Futures	1,039,436	-0-	-0-	1,039,436
Forward Currency Exchange Contracts	-0-	1,407,626	-0-	1,407,626
Centrally Cleared Credit Default Swaps	-0-	293,967	-0-	293,967
Centrally Cleared Inflation (CPI) Swaps	-0-	441,098	-0-	441,098
Centrally Cleared Interest Rate Swaps	-0-	2,937,180	-0-	2,937,180
Liabilities:
Futures	(329,062)	-0-	-0-	(329,062)
Forward Currency Exchange Contracts	-0-	(282,600)	-0-	(282,600)
Centrally Cleared Credit Default Swaps	-0-	(321,958)	-0-	(321,958)
Centrally Cleared Interest Rate Swaps	-0-	(53,439)	-0-	(53,439)
Total Return Swaps	-0-	(22,766)	-0-	(22,766)

Total	$80,255,800	$232,638,903	$33,733	$312,928,436

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2026 is as follows:

Fund	Market Value 9/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 6/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$34,062	$89,688	$100,507	$-0-	$-0-	$23,243	$567
AB Bond Fund, Inc. - AB All Market Real Return Portfolio	11,004	750	2,913	386	527	9,754	751
	$45,066	$90,438	$103,420	$386	$527	$32,997	$1,318